Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Electronic equipment	64,420	61,894	8,974
AI related equipment	152,177	153,580	22,267
Leasehold improvements	14,522	14,544	2,109
Office equipment and fixtures	20,867	19,532	2,832
Motor vehicles	4,045	2,922	424
Construction in progress	—	48	7
Less: Accumulated depreciation	145,529	185,105	26,838
Less: Accumulated impairment	8,708	8,688	1,260
Property and equipment, net	101,794	58,727	8,515